New accounting standards (Q3)	9 Months Ended
Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
New accounting standards	New accounting standards
Recently adopted accounting pronouncements
There were no material impacts from the adoption of new accounting standards for the nine months ended September 30, 2025.
Recently issued accounting pronouncements not yet adopted
In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures (Topic 740). ASU 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. ASU 2023-09 is effective on a prospective basis for annual periods beginning after December 15, 2024. The Company is currently evaluating the provisions of ASU 2023-09 and expects to adopt the standard for the year ending December 31, 2025.
In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. Additionally, in January 2025, the FASB issued ASU 2025-01 to clarify the effective date of ASU 2024-03. The standard is intended to require more detailed disclosures about specified categories of expenses (including employee compensation, depreciation and amortization) included in certain expense captions presented on the face of the statements of operations. ASU 2024-03, as clarified by ASU 2025-01, is effective for fiscal years beginning after December 15, 2026, and for interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The amendments should be applied either prospectively to financial statements issued for reporting periods after the effective date of ASU 2024-03 or retrospectively to any or all prior periods presented in the financial statements. The Company is currently evaluating the new standard to determine the impact ASU 2024-03 may have on its financial statements and related disclosures, and expects to make additional disclosures upon adoption.